PROSPECTUS SUPPLEMENT

July 3, 2017

for

The Guardian Investor Variable Annuity B Series®

The Guardian Investor Variable Annuity L Series®

issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following information supplements, and should be read in conjunction with the Prospectus dated May 1, 2017 for The Guardian Investor Variable Annuity B Series® and The Guardian Investor Variable Annuity L Series®, for variable annuity contracts issued through The Guardian Separate Account R.

Effective July 3, 2017 the following replaces the information contained in the May 1, 2017 prospectus with respect to the funds named below:

Variable Investment Options	Investment Objectives	Typical Investments	Investment Adviser
Pioneer Equity Income VCT Portfolio (Class II)	Current income and long-term growth of capital.	The Fund seeks current income and long term capital growth primarily through income producing equity securities of U.S. corporations.	Amundi Pioneer Asset Management, Inc. 60 State Street Boston, MA 02109
Pioneer Fund VCT Portfolio (Class II)	Reasonable income and capital growth.	The portfolio invests in a broad group of carefully selected securities that the portfolio’s adviser believes are reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests predominantly in equity securities and primarily invests in securities of U.S. issuers.	Amundi Pioneer Asset Management, Inc. 60 State Street Boston, MA 02109
Pioneer Mid Cap Value VCT Portfolio (Class II)	Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	The portfolio invests at least 80% of its total assets in equity securities of mid-size companies.	Amundi Pioneer Asset Management, Inc. 60 State Street Boston, MA 02109

Except as set forth herein, all other provisions of the Prospectuses shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE

MOST RECENT PROSPECTUS FOR THE APPLICABLE PRODUCT AND SHOULD BE

RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.